CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net Income (loss)	10,989	$ 10,809	68,666	(59,171)	(135,275)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
(Income) loss from equity investments	(10,232)	303	1,924	2,223	0
Loss on disposal of P3A	0	0	0	(21,598)	0
Deferred income tax	18,755	(5,730)	(36,402)	8,489	10,915
Unrealized loss in investment	(55,542)	0	0	(1,946)	548
Share-based compensation and other non-cash operating items	3,709	729	4,630	9,835	14,833
Loss on disposal of property, plant and equipment and other assets	(990)	4,040	25,665	536	20,325
Depreciation	4,442	7,217	45,852	2,985	16,479
Amortization of intangible assets	14,122	2,709	17,212	25,003	24,292
Allowance for doubtful accounts	115	2,435	15,470	138	7,346
Write-down of inventories	0	0	0	0	22,508
Imputed interest on amounts due to related parties	0	0	0	0	601
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	305,001	16,252	103,247	(21)	47,404
Inventories	(31,521)	(5,698)	(36,200)	(54,496)	(34,936)
Prepayments and other current assets	24,437	(2,495)	(15,848)	(10,182)	(8,697)
Amounts due from related parties	(18,327)	822	5,225	(1,300)	1,719
Deferred revenue	0	0	0	(1,042)	(1,536)
Income tax payable	(21,374)	(4,061)	(25,799)	338	(2,507)
Income tax receivable	5,889	0	0	0	0
Accounts payable	(89,481)	2,505	15,916	(1,523)	3,939
Accrued expenses and other liabilities	(21,514)	(892)	(5,668)	6,283	6,163
Amounts due to related parties	(32,221)	(1,024)	(6,508)	42,843	(805)
Non-current prepayments	0	0	0	200	403
Other operating assets and liabilities	(28,264)	837	5,320	0	0
Net cash (used in) provided by operating activities	77,993	28,758	182,702	(9,210)	(6,281)
Cash flows from investing activities:
Payment for investment in PGW (net of cash received) (Note 3)	(695,539)	0	0	0	(414,595)
Payment for Investment in PGW convertible redeemable note (Note 3)	0	0	0	(165,446)	0
Payment for other investments	(4,900)	(73,001)	(463,773)	(40,000)	(7,000)
Business acquisitions (net of cash received) (Note 4)	0	0	0	(663)	516
Cash disposed of with the P3A disposal	0	0	0	(87,486)	0
Acquisition of property, plant and equipment and other assets	(5,247)	(11,646)	(73,985)	(568)	(3,400)
Acquisition of intangible assets	(13,014)	(862)	(5,477)	0	(5,502)
Proceeds from sales of investment		84,314	535,647
Net decrease of finance receivables		28,390	180,363
Proceeds from disposal of property, plant and equipment and other assets	31,225	436	2,767	17,010	0
Net cash (used in) provided by investing activities	(687,475)	27,631	175,542	(277,153)	(429,981)
Cash flows from financing activities:
Proceeds from borrowings	884,848	17,147	103,215	119,209	8,750
Repayment of borrowings	(327,347)	(76,168)	(483,899)	(59,605)	(8,800)
Proceeds from share issue of Agria Asia	129,432	12,408	78,825	0	0
Cash pledged for borrowings	(320,249)	0	0	(136,000)	0
Cash released from pledged deposit		9,058	57,543
Payment of dividend to non controlling interest		(584)	(3,708)
Payment of share issuance related cost	(17,829)	0	0	0	0
Finance facility fees	(12,792)	(1,213)	(7,708)
Repurchase of shares	0	0	0	0	(1,976)
Other	0	(2,915)	(18,516)	0	0
Net cash (used in)provided by financing activities	336,063	(43,167)	(274,248)	(76,396)	(2,026)
Effect of exchange rate changes on cash and cash equivalents	8,962	(2,027)	(12,877)	(16,838)	(654)
Net increase (decrease) in cash and cash equivalents	(264,457)	11,195	71,119	(379,597)	(438,942)
Cash and cash equivalents at the beginning of period	358,228	14,760	93,771	737,825	1,176,767
Cash and cash equivalents at the end of period	93,771	25,955	164,890	358,228	737,825
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	10,866	23,050	118,548	980	0
Cash paid during the period for income taxes	687	4,870	30,937	1,729	0
Supplemental disclosure of non-cash investing activities:
Acquisition of property, plant and equipment, intangible assets and other assets through utilization of non-current prepayment	0	0	0	0	209,311
Non-cash exchange of other assets - breeder sheep	0	0	0	0	11,859
Disposal of P3A (Note 6):
Repurchase of shares	0	0	0	182,598	0
Carrying amount of net assets, including cash of RMB 87,500	0	0	0	(204,200)	0
Loss on Disposal	0	$ 0	0	(21,598)	0